UNITED STATES
	                  SECURITIES AND EXCHANGE COMMISSION
        	             		 Washington, D.C.  20549


	                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2011 Check here if Amendment [ ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   November 3, 2011


Report Type  (Check only one.):

[X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   62

Form 13F Information Table Value Total:   $21795
List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      460     6411 SH       SOLE                     6411
A.J. Gallagher                 COM              363576109      250     9505 SH       SOLE                     9505
AT&T                           COM              00206R102      353    12375 SH       SOLE                    12375
Abbott Laboratories            COM              002824100      311     6075 SH       SOLE                     6075
Altria Group                   COM              02209S103      257     9570 SH       SOLE                     9570
Amgen Inc.                     COM              031162100      252     4580 SH       SOLE                     4580
Auto. Data Processing          COM              053015103      225     4775 SH       SOLE                     4775
BHP Billiton Ltd.              COM              088606108      238     3575 SH       SOLE                     3575
Baxter International           COM              071813109      245     4360 SH       SOLE                     4360
Bristol-Myers-Squibb           COM              110122108      273     8705 SH       SOLE                     8705
Brown-Forman Cl. B             COM              115637209      271     3863 SH       SOLE                     3863
CB Richard Ellis Group         COM              12497T101      299    22210 SH       SOLE                    22210
CSX Corp.                      COM              126408103      288    15415 SH       SOLE                    15415
CVS Caremark Corp.             COM              126650100      420    12492 SH       SOLE                    12492
Caterpillar                    COM              149123101      305     4137 SH       SOLE                     4137
Chevron Corp.                  COM              166764100      261     2820 SH       SOLE                     2820
Cinemark Hldgs.                COM              17243V102      282    14950 SH       SOLE                    14950
Cisco Systems Inc.             COM              17275R102      183    11835 SH       SOLE                    11835
ConocoPhillips                 COM              20825C104      471     7446 SH       SOLE                     7446
Disney Walt Co.                COM              254687106      311    10310 SH       SOLE                    10310
DuPont (E.I.)                  COM              263534109      570    14262 SH       SOLE                    14262
Exxon Mobil Corp.              COM              30231G102     1286    17708 SH       SOLE                    17708
Frontier Commun.               COM              35906A108      324    53075 SH       SOLE                    53075
General Electric               COM              369604103      352    23142 SH       SOLE                    23142
Genuine Parts Co.              COM              372460105      265     5225 SH       SOLE                     5225
Gruma S.A.B. de C.V.           COM              400131306      110    15580 SH       SOLE                    15580
Heinz (H.J.)                   COM              423074103      463     9165 SH       SOLE                     9165
Home Depot Inc.                COM              437076102      354    10783 SH       SOLE                    10783
Int'l Business Machines        COM              459200101      367     2100 SH       SOLE                     2100
Intel Corp.                    COM              458140100      409    19184 SH       SOLE                    19184
Johnson & Johnson              COM              478160104      838    13150 SH       SOLE                    13150
Kinder Morgan                  COM              49455P101      239     9225 SH       SOLE                     9225
Manitowoc Co.                  COM              563571108      159    23660 SH       SOLE                    23660
Marsh & McLennan               COM              571748102      275    10375 SH       SOLE                    10375
Mattel Inc.                    COM              577081102      237     9140 SH       SOLE                     9140
McDonalds Corp                 COM              580135101      429     4886 SH       SOLE                     4886
Merck & Co. Inc.               COM              58933Y105      292     8923 SH       SOLE                     8923
Mercury General                COM              589400100      280     7295 SH       SOLE                     7295
Met-Pro Corp.                  COM              590876306      135    15758 SH       SOLE                    15758
Microsoft Corp.                COM              594918104      284    11400 SH       SOLE                    11400
NY Cmnty Bancorp               COM              649445103      252    21205 SH       SOLE                    21205
Nabors Industries              COM              G6359F103      163    13293 SH       SOLE                    13293
Oracle Corp.                   COM              68389X105      326    11330 SH       SOLE                    11330
Paychex Inc                    COM              704326107      228     8630 SH       SOLE                     8630
PepsiCo Inc.                   COM              713448108      856    13834 SH       SOLE                    13834
Pfizer Inc.                    COM              717081103      675    38197 SH       SOLE                    38197
Philip Morris Intl.            COM              718172109      452     7250 SH       SOLE                     7250
Procter & Gamble               COM              742718109     1105    17485 SH       SOLE                    17485
QUALCOMM Inc.                  COM              747525103      450     9252 SH       SOLE                     9252
RGC Resources                  COM              74955L103      213    11465 SH       SOLE                    11465
Schlumberger Ltd.              COM              806857108      319     5341 SH       SOLE                     5341
Spectra Energy                 COM              847560109      350    14270 SH       SOLE                    14270
Target Corp.                   COM              87612E106      231     4720 SH       SOLE                     4720
Teva Pharmaceutical            COM              881624209      205     5500 SH       SOLE                     5500
United Technologies            COM              913017109      459     6530 SH       SOLE                     6530
Wal-Mart Stores                COM              931142103      361     6960 SH       SOLE                     6960
Wells Fargo & Co.              COM              949746101      350    14508 SH       SOLE                    14508
Xstrata plc                    COM              98418K105       68    26770 SH       SOLE                    26770
iShr MSCI EAFE                 COM              464287465      230     4815 SH       SOLE                     4815
iShr MSCI Emerging Mkts        COM              464287234      281     7995 SH       SOLE                     7995
iShr MSCI Pacific Ex Japan     COM              464286665      245     6655 SH       SOLE                     6655
AngloGold Ashanti                               03512Q206      352     7185 SH       SOLE                     7185